Accounting information and policies (Policies)	12 Months Ended
Dec. 31, 2025
Disclosure Of Summary Of Significant Accounting Policies [Abstract]
Basis of consolidation	BASIS OF CONSOLIDATION
Group companies included in the consolidated financial statements for 2025 are
Unilever PLC (’PLC’) and all subsidiary undertakings, which are those entities controlled by PLC. Control exists when the Group has the power to direct the activities of an entity so as to affect the return on investment.
The net assets and results of acquired businesses are included in the consolidated financial statements from their respective dates of acquisition, being the date on which the Group obtains control.
The results of disposed businesses are included in the consolidated financial statements up to their date of disposal, being the date control ceases.
Intra-group transactions and balances are eliminated.

Companies legislation and accounting standards	COMPANY LEGISLATION AND ACCOUNTING
STANDARDS
The consolidated financial statements have been prepared in accordance with
International Financial Reporting Standards (IFRS) as issued by the International
Accounting Standards Board (IASB), and UK-adopted international accounting standards. The consolidated financial statements comply with the Companies Act
2006. These financial statements are prepared under the historical cost convention unless otherwise indicated.

Going concern	GOING CONCERN
These financial statements have been prepared on a going concern basis.
The Group has considerable financial resources together with established business relationships with many customers and suppliers in countries throughout the world.
The Directors considered the Group’s overall financial position, exposure to principal risks and future business forecasts. Specifically, they ensured that the expected cash flows from those forecasts were sufficient to cover its obligations for the next 12 months from the date of approval of the financial statements. This also included sensitivity considerations should the Group face an adverse environment leading to reduced sales growth and operating margins versus forecasts. We describe in notes
15 to 18 on pages 161 to 176 the Group’s objectives, policies and processes for managing its capital; its financial risk management objectives; details of its financial instruments and hedging activities; and its exposures to credit and liquidity risk. The
Group has credit facilities available to raise short-term financing if necessary.
In conclusion, the Group is well placed to manage its business risks successfully and meet its obligations for at least 12 months from the date of approval of the financial statements.
Accounting policies	ACCOUNTING POLICIES
The accounting policies adopted are the same as those which were applied for the previous financial year except as set out below under the heading ‘Recent accounting developments’.
Accounting policies are included in the relevant notes to the consolidated financial statements. These are presented as text highlighted in grey on pages
133 to 183. The accounting policies below are applied throughout the financial statements.

Foreign currencies	FOREIGN CURRENCIES
The consolidated financial statements are presented in euros.
Items included in the financial statements of individual group companies are recorded in their respective functional currency, which is the currency of the primary economic environment in which each entity operates.
Foreign currency transactions in individual group companies are translated into functional currency using exchange rates at the date of the transaction. Foreign exchange gains and losses from settlement of these transactions, and from translation of monetary assets and liabilities at year-end exchange rates, are recognised in the income statement except when deferred in equity as qualifying hedges.
In preparing the consolidated financial statements, the balances in individual group companies are translated from their functional currency into euros. Apart from the financial statements of group companies in hyperinflationary economies
(see below), the income statement, the cash flow statement and all other movements in assets and liabilities are translated at average rates of exchange as a proxy for the transaction rate, or at the transaction rate itself if more appropriate. Assets and liabilities are translated at year-end exchange rates.
The financial statements of group companies whose functional currency is the currency of a hyperinflationary economy are adjusted for inflation and then translated into euros using the balance sheet exchange rate. Amounts shown for prior years for comparative purposes are not modified. To determine the existence of hyperinflation, the Group assesses the qualitative and quantitative characteristics of the economic environment of the country, such as the cumulative inflation rate over the previous three years.
Effective from 1 January 2024, the functional currency of the Group’s ultimate parent company, Unilever PLC (’PLC’) changed from sterling to euro. There was no impact on the presentation of the Group results or restatements to the Group financial statements as a result of this change.
As at 31 December 2023, the ordinary share capital of PLC was translated to euro using the historical rate at the date the shares were issued (see note 15B on page 162).
The effect of exchange rate changes during the year on net assets of foreign operations is recorded in equity. For this purpose, net assets include loans between group companies and any related foreign exchange contracts where settlement is neither planned nor likely to occur in the foreseeable future.
The Group applies hedge accounting to certain exchange differences arising between the functional currencies of a foreign operation and the functional currency of the parent entity, regardless of whether the net investment is held directly or through an intermediate parent. Differences arising on retranslation of a financial liability designated as a foreign currency net investment hedge are recorded in equity to the extent that the hedge is effective. These differences are reported within profit or loss to the extent that the hedge is ineffective.
Cumulative exchange differences arising since the date of transition to IFRS of
1 January 2004 are reported as a separate component of other reserves. In the event of disposal or part disposal of an interest in a group company either through sale or as a result of a repayment of capital, the cumulative exchange difference is recognised in the income statement as part of the profit or loss on disposal of group companies.
Hyperinflationary economies	HYPERINFLATIONARY ECONOMIES
The Argentinian economy was designated as hyperinflationary from 1 July 2018 and the Turkish economy was designated as hyperinflationary from 1 July 2022.
As a result, application of IAS 29 ‘Financial Reporting in Hyperinflationary
Economies’ has been applied to all Unilever entities whose functional currency is the Argentinian peso or the Turkish lira. The application of IAS 29 includes:
■adjustment of historical cost non-monetary assets and liabilities for the change in purchasing power caused by inflation from the date of initial recognition to the balance sheet date;
■adjustment of the income statement for inflation during the reporting period;
■translation of income statement at the period-end foreign exchange rate instead of an average rate; and
■adjustment of the income statement to reflect the impact of inflation and exchange rate movement on holding monetary assets and liabilities in local currency.
The main effects on the Group consolidated financial statements (including discontinued operations) for 2025 are:

€ million	Argentina	Turkey	Total
Total assets increase/(reduction)	(199)	(20)	(219)
Turnover increase/(reduction)	(90)	(16)	(106)
Operating profit increase/(reduction)	(54)	(46)	(100)
Net monetary gain/(loss)	(46)	(10)	(56)

Assets and liabilities held for sale and discontinued operations	ASSETS AND LIABILITIES HELD FOR SALE AND
DISCONTINUED OPERATIONS
A disposal group is classified as held for sale or distribution when its carrying amount is expected to be recovered principally through a sale or distribution to shareholders rather than through continuing use. A discontinued operation is a component of the Group that has been disposed of or is classified as held for sale or distribution and represents a separate major line of business. In accordance with IFRS 5, the results of discontinued operations are presented separately in the consolidated income statement, consolidated statement of comprehensive income, consolidated statement of cash flows and related notes.
Comparative information is re-presented to exclude the results of discontinued
operations.
The Ice Cream business met the criteria to be classified as held for distribution in
December 2025, following the Board’s formal approval of the demerger. At that point, the distribution was considered highly probable and the internal separation of the Ice Cream territories had been completed, meaning the business was available for distribution in its current condition. As a former reportable segment and major line of business, all Ice Cream activities have been treated as discontinued operations in both current and comparative periods.
In line with IFRS 5, we have disclosed separately in the income statement, statement of comprehensive income and cash flow statement results arising from continuing and discontinued operations. 2023 and 2024 comparatives have been re-presented on the same basis. There has been no change to the 2023 and
2024 balance sheet related amounts, including where balance sheet line item reconciliations have been disclosed within the notes. Further details and a breakdown of discontinued operations are provided in note 21.
Climate change	CLIMATE CHANGE
In preparing these consolidated financial statements, we have considered the impact of both physical and transition climate change risks, and any planned mitigations, on the current valuation of our assets and liabilities. We have identified risks and opportunities that could in the future be material to our business, for example carbon tax or land use regulations. Where possible we have performed quantitative assessments of these risks and opportunities based on various scenarios for the years 2030, 2039 and 2050. These potential financial impacts are based on high-level quantitative assessments and do not include any assumptions on the impact of actions that we would undertake to mitigate against these climate-related risks. Therefore, these quantifications do not represent any type of financial forecast and thus are not directly incorporated into any projections of long-term cash flows.
To determine if there is a material impact on the financial reporting judgements and estimates as of the reporting period, we have reviewed each balance sheet line item and identified those line items that have the potential to be significantly impacted by climate-related risks and our plans to mitigate against these risks. Those line items that have the potential to be significantly impacted have then been reviewed in detail to confirm:
■that the growth rates and projected cash flows, used in assessing whether our goodwill and indefinite-life intangibles are impaired, are consistent with our climate-
related risk assumptions and the actions we are taking to mitigate against those risks; and
■that the useful lives of our property, plant and equipment are appropriate given the potential physical and obsolescence risks associated with climate change and the actions we are taking to mitigate against those risks.
In addition, it should be noted that climate-related risks could affect the financial position of our defined benefit pension plan assets. The Trustees operate diversified investment strategies and are continuously assessing investment risks. The Trustees consider climate risk as one of the key investment risks and are continually evolving their investments to lower the overall climate risk.
From our review of key financial statement areas, including impairment assessments, cash flow forecasts and asset valuations, we have not identified any material impact on financial reporting judgements or estimates as at 31
December 2025. Based on the Group’s overall financial position, its exposure to principal risks which include climate change, and its future business forecasts, the Group is well placed to manage these risks and meet its obligations.
Consequently, we have not identified any significant impact from climate‑related risks on the Group’s going concern assessment or on its viability over the next three years.
For many years, Unilever has driven an ambitious sustainability agenda. In 2024, we launched an updated business strategy focusing on resource allocation, accelerating long-term priorities and delivering systemic impact. Delivery of our strategy is supported by our Climate Transition Action Plan (CTAP), which outlines our mitigation, adaptation and advocacy actions to address climate-
related risks. The CTAP is being reviewed in 2026 as a result the demerger of Ice
Cream and to consider impacts beyond 2030. The costs and benefits of existing actions are embedded into the cost structures of the Business Groups and therefore are not all separately identifiable. None of these actions have significantly impacted the value of the Group’s assets or their useful lives, and while there is still much to do, our aim is to continue to reduce our exposure to climate-related risks without impacting the value of the Group’s assets. However, we recognise that the climate emergency is intensifying, with scientific consensus indicating that the 1.5°C threshold has now been reached, and that governments are responding with increasingly urgent and science-aligned policy targets. We will continue to closely monitor evolving regulatory developments and assess any resulting implications on the valuations of our assets and liabilities in future years.

Critical accounting estimates and judgements	CRITICAL ACCOUNTING ESTIMATES AND
JUDGEMENTS
The preparation of financial statements requires management to make estimates and judgements in the application of accounting policies that affect the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates. Estimates and judgements are continuously evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable. Revisions to accounting estimates are recognised in the period in which the estimate is revised and in any future period affected.
The following estimate is considered by management to have the most significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year:
■Measurement of defined benefit obligations – the valuations of the Group’s defined benefit pension plan obligations are dependent on a number of assumptions. These include discount rates, inflation and life expectancy of scheme members. Details of these assumptions and sensitivities are in note
4B.
The following judgements are those that management believe have the most significant effect on the amounts recognised in the Group’s financial statements:
■Utilisation of tax losses and recognition of other deferred tax assets – the Group operates in many countries and is subject to taxes in numerous jurisdictions.
Management uses judgement to assess the recoverability of tax assets such as whether there will be sufficient future taxable profits to utilise losses. See note 6B.
■Likelihood of occurrence of provisions and contingent liabilities – events can occur where there is uncertainty over future obligations. Judgement is required to determine if an outflow of economic resources is probable, or possible but not probable. Where it is probable, a liability is recognised and further judgement is used to determine the level of the provision. Where it is possible but not probable, further judgement is used to determine if the likelihood is remote, in which case no disclosures are provided; if the likelihood is not remote then judgement is used to determine the contingent liability disclosed. Unilever does not have provisions and contingent liabilities for the same matters. External advice is obtained for any material cases. See notes 6A, 19 and 20.
■Non-cash distribution to owners – the demerger of the Ice Cream business was executed through a distribution of shares in The Magnum Ice Cream Company
(TMICC) to Unilever shareholders on 6 December 2025. A liability for the non-cash distribution was recognised when the distribution was authorised and no longer at the Group’s discretion, measured at the fair value of the assets to be distributed at that date. The distribution was settled on completion of the demerger, at which point the disposal group was derecognised. Judgement was required in determining the fair value of the Ice Cream business at the distribution date for the purpose of recognising the non-cash dividend in accordance with IFRIC 17
Distributions of Non-cash Assets to Owners. Management determined fair value with reference to the TMICC share price over a five-day period following listing.
The resulting non-cash gain is recognised within profit or loss, within the result from discontinued operations. See note 21.
■Accounting for the retained stake in TMICC – management applied judgement in determining that Unilever does not hold significant influence over TMICC, and therefore TMICC is not an associate requiring accounting under the equity method.
Whilst it is presumed that significant influence does not exist with a holding of less than 20 percent, careful consideration was given to the representation of Unilever on the board of TMICC, and material ongoing transactions between Unilever and
TMICC.

Accounting developments adopted by the Group	ACCOUNTING DEVELOPMENTS ADOPTED BY THE GROUP
Recent accounting developments adopted by the Group
All new standards or amendments issued by the IASB and UK Endorsement Board that were effective by 1 January 2025, were either not applicable or not material to the Group.
New standards, amendments and interpretations of existing standards that are not yet effective and have not been early adopted by the Group
The following standards have been released but are not yet adopted by the Group. The Group is currently assessing their impact on the financial results and position of the Group.

Applicable standard	Key requirements or changes in accounting policy
Amendments to IFRS 9 and IFRS 7 ‘The Classification and Measurement of Financial instruments’ Effective from 1 January 2026
In May 2024, the International Accounting Standards Board (IASB) amended IFRS 7 and IFRS 9, which includes clarifications on recognition and derecognition dates of certain financial assets and liabilities, including exceptions for liabilities settled through electronic cash transfer systems.

IFRS 18 Presentation and Disclosure in Financial Statements Effective 1 January 2027
IFRS 18 will replace IAS 1 Presentation of Financial Statements. The amendment impacts presentation and disclosure of the consolidated income statement with new defined categories being operating, investing and financing to provide a consistent structure.
Disclosures about Management-defined Performance Measures (MPMs) (i.e. certain non-GAAP measures) will have to be disclosed in the financial statement with reconciliations to GAAP measures. The new standard will also provide guidance on grouping of information (aggregation/disaggregation).
The Group has commenced its assessment of IFRS 18 Presentation and Disclosure in Financial Statements (effective 1 January
2027), with the main impacts expected on the presentation of the consolidated income statement and the disclosure of
Management Performance Measures. The standard will be applied from its mandatory effective date of 1 January 2027. Final impact assessment and transition activities will take place during 2026.

All other new standards or amendments that are not yet effective that have been issued by the IASB are not applicable or material to Unilever.

Segment information

Segmental reporting
Following the demerger of the Ice Cream business, the Group’s operating and reportable segments are the four Business Groups of Beauty & Wellbeing, Personal
Care, Home Care and Foods (previously reported as Nutrition). The segmental disclosure provided is consistent with information reviewed by our chief operating decision-maker, the Unilever Leadership Executive.

Beauty & Wellbeing	■primarily sales of hair care (shampoo, conditioner, styling), skin care (face, hand and body moisturisers), and includes Prestige Beauty and Wellbeing.
Personal Care	■primarily sales of skin cleansing (soap, shower), deodorant and oral care (toothpaste, toothbrush, mouthwash) products.
Home Care	■primarily sales of fabric care (washing powders and liquids, rinse conditioners) and a wide range of home and hygiene cleaning products.
Foods (previously Nutrition)	■primarily sales of cooking aids & mini-meals (soups, bouillons, seasonings), condiments (mayonnaise, ketchup) and Unilever Food Solutions.
Revenue
Turnover comprises sales of goods after the deduction of discounts, sales taxes and estimated returns. It does not include sales between group companies.
Discounts given by Unilever include rebates, price reductions and incentives given to customers, promotional couponing and trade communication costs, and are based on the contractual arrangements with each customer. Discounts can either be immediately deducted from the sales value on the invoice or off-invoice and settled later through credit notes when the precise amounts are known. Amounts provided for discounts at the end of a period require estimation; historical data and accumulated experience are used to assess the provision using the most likely amount method and in most instances, the discount can be recognised using known facts with a high level of accuracy. Any differences between actual amounts settled and the amounts provided are recognised in the subsequent reporting period and are not material year-on-year. Rebate accruals, representing the unsettled portion of variable consideration due back to customers not yet invoiced, totalled €3,481 million at 31 December 2025 (2024: €3,815 million; 2023: €3,816 million).
Customer contracts generally contain a single performance obligation and turnover is recognised when control of the products being sold has transferred to our customer, as there are no longer any unfulfilled obligations to the customer. This is generally on delivery to the customer but depending on individual customer terms, this can be at the time of dispatch, delivery or upon formal customer acceptance. This is considered the appropriate point where the performance obligations in our contracts are satisfied as Unilever no longer has control over the inventory.
Our customers have the contractual right to return goods only when authorised by Unilever. If material, an estimate is made of goods that will be returned, and a liability is recognised for this amount. An asset is then recorded for the corresponding inventory that is estimated to return to Unilever using a best estimate based on accumulated experience. Our customers are distributors who may be able to return unsold goods in consignment arrangements.
Underlying operating profit
Underlying operating profit means operating profit before the impact of non-underlying items within operating profit. Underlying operating profit represents our measure of segment profit or loss as it is the primary measure used for the purpose of making decisions about allocating resources and assessing performance of segments. Items are classified as non-underlying due to their nature and/or frequency of occurrence.

Operating costs

Operating costs
Operating costs include cost of sales, brand and marketing investment, overheads and other items including gains and losses on business disposals, acquisition and disposal-related costs, restructuring costs, impairments and other items within operating profit recognised separately due to their nature and/or frequency.
(i) Cost of sales
Cost of sales includes the cost of inventories sold during the period and distribution costs. The cost of inventories are raw and packaging materials and related production costs. Distribution costs are charged to the income statement as incurred.
(ii) Brand and marketing investment
Brand and marketing investment include costs related to creating and maintaining brand equity and brand awareness. This includes media, advertising production, promotional materials and engagement with consumers. These costs are charged to the income statement as incurred.
(iii) Overheads
Overheads include staff costs associated with sales activities and central functions such as finance, human resources, and research and development costs.
Research and development costs are staff costs, material costs, depreciation of property, plant and equipment, patent costs and other costs that are directly attributable to research and product development activities. These costs are charged to the income statement as incurred.
(iv) Restructuring costs
Restructuring costs are costs that are directly attributable to a restructuring project. Management define a restructuring project as a strategic, major initiative that delivers cost savings and materially change either the scope of the business or the manner in which the business is conducted.
(v) Acquisition and disposal-related costs
Acquisition and disposal-related costs are costs that are directly attributable to a business acquisition or disposal project.
(vi) Impairment of assets
Impairment of assets including goodwill, intangible assets and property, plant and equipment.
(vii) Gains or losses from the disposal of group companies
Gains or losses from the disposal of group companies which arise from business disposal projects.
(viii) Others
Other approved one-off items are those additional matters considered by management to be significant and outside the course of normal operations.

Pensions and similar obligations

For defined benefit plans, operating and finance costs are recognised separately in the income statement. The amount charged to operating cost in the income statement is the cost of accruing pension benefits promised to employees over the year, administration costs (other than costs of managing plan assets), plus the costs of individual events such as past service benefit changes, settlements and curtailments (such events are recognised immediately in the income statement).
The amount charged or credited to finance costs is a net interest expense calculated by applying the liability discount rate to the surplus or deficit. Any differences between the expected interest on assets and the return actually achieved, and any changes in the liabilities over the year due to changes in assumptions or experience within the plans, are recognised immediately in the statement of comprehensive income.
The defined benefit plan surplus or deficit on the balance sheet comprises the total for each plan of the fair value of plan assets less the present value of the defined benefit liabilities (using a discount rate based on high-quality corporate bonds, or a suitable alternative where there is no active corporate bond market)
adjusted for irrecoverable surpluses.
All defined benefit plans are subject to regular actuarial review using the projected unit method by external consultants. The Group policy is that the most material plans, representing approximately 81% of the defined benefit liabilities, are formally valued every year. Other material plans, accounting for a further 14% of the liabilities, have their liabilities updated each year. Group policy for the remaining plans requires a full actuarial valuation at least every three years. Asset values for all plans are updated every year.
For defined contribution plans, the charges to the income statement are the company contributions payable, as the company’s obligation is limited to the contributions paid into the plans. The assets and liabilities of such plans are not included in the balance sheet of the Group.

Share-based compensation plans

The fair value of awards at grant date is calculated using observable market price. This value is expensed over their vesting period, with a corresponding credit to equity. The expense is reviewed and adjusted to reflect changes to the level of awards expected to vest, except where this arises from a failure to meet a market condition. Any cancellations are recognised immediately in the income statement.

Share-based compensation
The Group operates a number of share-based compensation plans involving awards of ordinary shares. Full details of these plans are given in note 4C on pages
146 and 147.

Net finance costs

Net finance costs comprise finance costs and finance income, including net finance income in relation to pensions and similar obligations.
Finance income includes income on cash and cash equivalents and income on other financial assets. Finance costs include interest costs in relation to financial liabilities. This includes interest on lease liabilities which represents the unwind of the discount rate applied to lease liabilities.
Borrowing costs are recognised based on the effective interest method.

Income tax

Income tax on the profit for the year comprises current and deferred tax. Income tax is recognised in the income statement except to the extent that it relates to items recognised directly in equity.
Current tax is the expected tax payable on the taxable income for the year, using tax rates enacted or substantively enacted at the balance sheet date, and any adjustments to tax payable in respect of previous years.
Current tax in the consolidated income statement will differ from the income tax paid in the consolidated cash flow statement primarily because of deferred tax arising on temporary differences and payment dates for income tax occurring after the balance sheet date.
Unilever is subject to taxation in the many countries in which it operates. The tax legislation of these countries differs, is often complex and is subject to interpretation by management and the government authorities. These matters of judgement give rise to the need to create provisions for tax payments that may arise in future years with respect to transactions already undertaken. Provisions are made against individual exposures and take into account the specific circumstances of each case, including the strength of technical arguments, recent case law decisions or rulings on similar issues and relevant external advice. The provision is estimated based on one of two methods, the expected value method (the sum of the probability-weighted amounts in a range of possible outcomes) or the single most likely amount method, depending on which is expected to better predict the resolution of the uncertainty.

Income tax is recognised in equity or other comprehensive income for items recognised directly in equity or other comprehensive income.

Deferred tax

Deferred tax is recognised using the liability method on taxable temporary differences between the tax base and the accounting base of items included in the balance sheet of the Group. Certain temporary differences are not provided for as follows:
■goodwill not deductible for tax purposes;
■the initial recognition of assets or liabilities that affect neither accounting nor taxable profit; and
■differences relating to investments in subsidiaries to the extent that it is probable that they will not reverse in the foreseeable future.
The amount of deferred tax provided is based on the expected manner of realisation or settlement of the carrying amount of assets and liabilities, using tax rates enacted, or substantively enacted, at the year end.
The Group has applied the exemption to not recognise or disclose any deferred tax related to Pillar 2 income taxes.
A deferred tax asset is recognised only to the extent that it is probable that future taxable profits will be available against which the asset can be utilised. Deferred tax assets are reduced to the extent that it is no longer probable that the related tax benefit will be realised.

Earnings per share

The earnings per share calculations are based on the average number of share units representing the ordinary shares of PLC in issue during the period, less the average number of shares held as treasury shares. On 8 December 2025, Unilever PLC ordinary shares were consolidated to maintain share price comparability before and after the demerger of the Ice Cream business. Shareholders received 8 new Unilever shares with a nominal value of 3 1/2 pence each for every 9 existing ordinary shares which had a nominal value of 3 1/9 pence each. The overall effect of the share consolidation and demerger dividend did not constitute a share repurchase at fair value, therefore the average number of shares has been adjusted retrospectively for the impact of the share consolidation in all periods presented.
In calculating diluted earnings per share, a number of adjustments are made to the number of shares, principally, the exercise of share plans by employees.

Dividends on ordinary capital

Dividends are recognised on the date that the shareholder’s right to receive payment is established. This is generally the date when the dividend is declared.

Goodwill and intangible assets

Goodwill
Goodwill is initially recognised based on the accounting policy for business combinations (see note 22). Goodwill is subsequently measured at cost less amounts provided for impairment. Goodwill acquired in a business combination is assessed to determine whether new cash-generating units (CGUs) are created, and if not, is allocated to the Group’s CGUs, or groups of CGUs (GCGUs) in line with the structure detailed below. These might not always be the same as the CGUs or
GCGUs that include the assets and liabilities of the acquired business.

Intangible assets
Separately purchased intangible assets are initially measured at cost, being the purchase price as at the date of acquisition. On acquisition of new interests in group companies, Unilever recognises any specifically identifiable intangible assets separately from goodwill. These intangible assets are initially measured at fair value as at the date of acquisition.
Expenditure to support development of internally produced intangible assets is recognised in profit or loss as incurred.
Indefinite-life intangibles mainly comprise trademarks and brands, for which there is no foreseeable limit to the period over which they are expected to generate net cash inflows. These are considered to have an indefinite life, given the strength and durability of our brands and the level of marketing support. These assets are not amortised but are subject to a review for impairment annually, or more frequently if events or circumstances indicate this is necessary.
Finite-life intangible assets mainly comprise software, patented and non-patented technology, know-how and customer lists. These assets are amortised on a straight-line basis in the income statement over the period of their expected useful lives, or the period of legal rights if shorter. None of the amortisation periods exceeds ten years.

Cash-generating units
The Group’s assets are grouped into cash-generating units (CGUs), which are the smallest identifiable group of assets that generate largely independent cash inflows. The Group’s CGUs are aligned with our organisation structure of Business Units and Global Business Units.
For impairment testing purposes, goodwill is allocated to groups of CGUs (GCGUs), which are based on the four Business Groups, since the synergies acquired through a business combination benefit a Business Group as a whole rather than a specific Business Unit or Global Business Unit. Cash inflows relating to indefinite-life intangible assets are identifiable at Business Unit or Global Business Unit level and are therefore allocated to individual CGUs.

Impairment review
The impairment test is performed by comparing the carrying value of the CGUs or GCGUs with their recoverable value. The recoverable value is primarily based on value in use but also considers fair value less costs of disposal where relevant. Any impairment is charged to the income statement as it arises.

Property, plant and equipment

The Group’s property, plant and equipment is comprised of owned assets (note 10A) and leased assets (note 10B). Property, plant and equipment is measured at cost including eligible borrowing costs less depreciation and accumulated impairment losses.
Property, plant and equipment is subject to review for impairment if triggering events or circumstances indicate that this is necessary. If an indication of impairment exists, the asset’s or cash-generating unit’s recoverable amount is estimated and any impairment loss is charged to the income statement as it arises.

Owned assets
Owned assets are initially measured at historical cost. Depreciation is provided on a straight-line basis over the expected average useful lives of the assets.
Residual values and useful lives are reviewed at least annually. The review of residual values and useful lives has taken into consideration the impacts of climate change and the actions we undertake to mitigate and adapt against these climate-related risks. There is no material impact on the income statement for this year.
Estimated useful lives by major class of assets are as follows:

■freehold buildings (no depreciation on freehold land)	40 years
■leasehold land and buildings	40 years (or life of lease if less)
■plant and equipment	2-20 years
Leased assets
The cost of a leased asset is measured as the lease liability at inception of the lease contract and other direct costs less any incentives granted by the lessor. The
Group has not capitalised leases which are less than 12 months or leases of low-value assets. These mainly relate to IT equipment, office equipment, furniture and fitting and other peripheral items. When a lease liability is remeasured, the related lease asset is adjusted by the same amount.
Depreciation is provided on a straight-line basis from the commencement date of the lease to the end of the lease term.

Other non-current assets

Joint ventures are undertakings in which the Group has an interest and which are jointly controlled by the Group and one or more other parties. Associates are undertakings where the Group has an investment in which it does not have control or joint control but can exercise significant influence.
Interests in joint ventures and associates are accounted for using the equity method and are stated in the consolidated balance sheet at cost, adjusted for the movement in the Group’s share of their net assets and liabilities. The Group’s share of the profit or loss after tax of joint ventures and associates is included in the
Group’s consolidated profit before taxation.
Where the Group’s share of losses exceeds its interest in the equity-accounted investee, the carrying amount of the investment is reduced to zero and the recognition of further losses is discontinued, except to the extent that the Group has an obligation to make payments on behalf of the investee.

Inventories

Inventories are valued at the lower of weighted average cost and net realisable value. Cost comprises direct costs and, where appropriate, a proportion of attributable production overheads. Net realisable value is the estimated selling price less the estimated costs necessary to make the sale.

Trade and other current receivables

Trade and other current receivables are initially recognised at fair value plus any directly attributable transaction costs. Subsequently, except for derivatives (see note 16 on page 166), these assets are held at amortised cost, using the effective interest method and net of any impairment losses. Discounts payable to customers are shown as a reduction in trade receivables when there is a legal right and intent to settle them on a net basis.

Trade payables and other liabilities
Trade payables
Trade payables are initially recognised at fair value less any directly attributable transaction costs. Trade payables are subsequently measured at amortised cost, using the effective interest method.
Other liabilities
Other liabilities are initially recognised at fair value less any directly attributable transaction costs. Subsequent measurement depends on the type of liability:
■accruals are subsequently measured at amortised cost, using the effective interest method;
■social security and sundry taxes are subsequently measured at amortised cost, using the effective interest method;
■deferred consideration is subsequently measured at fair value with changes in the income statement as explained below; and
■others are subsequently measured either at amortised cost, using the effective interest method or at fair value, with changes being recognised in the income statement.

Deferred consideration
Deferred consideration
Deferred consideration represents any payments to the sellers of a business that occur after the acquisition date. These typically comprise contingent consideration and fixed deferred consideration:
■fixed deferred consideration is a payment with a due date after acquisition that is not dependent on future conditions; and
■contingent consideration is a payment which is dependent on certain conditions being met in the future and is often variable.
All deferred consideration is initially recognised at fair value as at the acquisition date, which includes a present value discount. Subsequently, deferred consideration is measured to reflect the unwinding of discount on the liability, with changes recognised in finance cost within the income statement. In the balance sheet, it is remeasured to reflect the latest estimate of the achievement of the conditions on which the consideration is based; changes in value other than the discount unwind are recognised as acquisition and disposal-related costs in the income statement.

Ordinary shares	Ordinary shares Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of ordinary shares are recognised as a deduction from equity, net of any tax effects.
Unification reserve	Unification reserve The Group recognised a separate Unification Reserve within Equity as a result of PLC Share Premium that arose from Unification.
Other reserves	Other reserves Other reserves include the fair value reserve, the foreign currency translation reserve, the capital redemption reserve and treasury shares.
Shares held by employee share trusts and group companies
Shares held by employee share trusts and group companies
An employee share trust and group companies purchase and hold shares to satisfy performance shares granted and other share awards (see note 4C). The assets and liabilities of the trust and shares held by the trust and group companies are included in the consolidated financial statements. The book value of shares held is deducted from other reserves, and the trust’s borrowings are included in the Group’s liabilities. The costs of the trust are included in the results of the Group. The shares held by the trust and group companies are excluded from the calculation of earnings per share.

Financial liabilities
Financial liabilities
Financial liabilities are initially recognised at fair value, less any directly related transaction costs. When bonds are designated as being part of a fair value hedge relationship, in those cases bonds are carried at amortised cost, adjusted for the fair value of the risk being hedged, with changes in value shown in the income statement. Put options are initially recognised at the present value of the expected gross obligation, with changes in value being recognised in the income statement. Other financial liabilities, which includes put options, are subsequently carried at amortised cost, with the exception of:
■financial liabilities which the Group has elected to measure at fair value through profit or loss;
■derivative financial liabilities – see note 16 on page 166; and
■contingent consideration recognised by an acquirer in a business combination to which IFRS 3 applies. Such contingent consideration is subsequently measured at fair value through profit or loss.

Lease liabilities
Lease liabilities
Lease liabilities are initially measured at the present value of the lease payments that are not yet paid at the start of the lease term. This is discounted using an appropriate borrowing rate determined by the Group, where none is readily available in the lease contract. The lease liability is subsequently reduced by cash payments and increased by interest costs. The lease liability is remeasured when the Group assesses that there will be a change in the amount expected to be paid during the lease term.

Derivatives and hedge accounting

Derivatives and hedge accounting
Derivatives are measured at fair value with any related transaction costs expensed as incurred. The treatment of changes in the value of derivatives depends on their use as explained below.
(i) Fair value hedges(a)
Certain derivatives are held to hedge the risk of changes in value of a specific bond or other loan. In these situations, the Group designates the liability and related derivative to be part of a fair value hedge relationship. The carrying value of the bond is adjusted by the fair value of the risk being hedged, with changes going to the income statement. Gains and losses on the corresponding derivative are also recognised in the income statement. The amounts recognised are offset in the income statement to the extent that the hedge is effective. Ineffectiveness may occur if the critical terms do not exactly match, or if there is a value adjustment resulting from a change in credit risk (in either the Group or the counterparty to the derivative) that is not matched by the hedged item. When the relationship no longer meets the criteria for hedge accounting, the fair value hedge adjustment made to the bond is amortised to the income statement using the effective interest method.
(ii) Cash flow hedges(a)
Derivatives are also held to hedge the uncertainty in timing or amount of future forecast cash flows. Such derivatives are classified as being part of cash flow hedge relationships. For an effective hedge, gains and losses from changes in the fair value of derivatives are recognised in equity. Cost of hedging, where material and opted for, is recorded in a separate account within equity. Any ineffective elements of the hedge are recognised in the income statement. Ineffectiveness may occur if there are changes to the expected timing of the hedged transaction. If the hedged cash flow relates to a non-financial asset, the amount accumulated in equity is subsequently included within the carrying value of that asset. For other cash flow hedges, amounts deferred in equity are taken to the income statement at the same time as the related cash flow.
When a derivative no longer qualifies for hedge accounting, any cumulative gain or loss remains in equity until the related cash flow occurs. When the cash flow takes place, the cumulative gain or loss is taken to the income statement. If the hedged cash flow is no longer expected to occur, the cumulative gain or loss is taken to the income statement immediately.
(iii) Net investment hedges(a)
Certain derivatives are designated as hedges of the currency risk on the Group’s investment in foreign subsidiaries. The accounting policy for these arrangements is set out in note 1.
(iv) Derivatives for which hedge accounting is not applied
Derivatives not classified as hedges are held in order to hedge certain balance sheet items and commodity exposures. No hedge accounting is applied to these derivatives, which are carried at fair value with changes being recognised in the income statement.

(a)Applying hedge accounting has not led to material ineffectiveness being recognised in the income statement for both 2025 and 2024. Fair value changes on basis spread is recorded in a separate account within equity.

Cash and cash equivalents
Cash and cash equivalents
Cash and cash equivalents in the balance sheet include deposits, investments in money market funds and highly liquid investments. To be classified as cash and cash equivalents, an asset must:
■be readily convertible into cash;
■have an insignificant risk of changes in value; and
■have a maturity period of typically three months or less at acquisition.
Cash and cash equivalents in the cash flow statement also include bank overdrafts and are recorded at amortised cost.

Other financial assets
Other financial assets
The Group classifies its financial assets into the following measurement categories:
■those to be measured subsequently at fair value (either through other comprehensive income, or through profit or loss), and
■those to be measured at amortised cost.
This classification depends on our business model for managing the financial asset and the contractual terms of the cash flows.
At initial recognition, the Group measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets carried at fair value through profit or loss are expensed in the income statement.
All financial assets are either debt instruments or equity instruments. Debt instruments are those that provide the Group with a contractual right to receive cash or another asset. Equity instruments are those where the Group has no contractual right to receive cash or another asset.

Debt instruments
Debt instruments
The subsequent measurement of debt instruments depends on the Group’s business model for managing the asset and the cash flow characteristics of the asset. There are three measurement categories that debt instruments are classified as:
■financial assets at amortised cost;
■financial assets at fair value through other comprehensive income; or
■financial assets at fair value through profit or loss.
(i) Amortised cost
Assets measured at amortised cost are those which are held to collect contractual cash flows on the repayment of principal or interest (SPPI). A gain or loss on a debt investment recognised at amortised cost on derecognition or impairment is recognised in the income statement. Interest income is recognised within finance income using the effective interest rate method.
(ii) Fair value through other comprehensive income
Assets that are held at fair value through other comprehensive income are those that are held to collect contractual cash flows on the repayment of principal and interest and which are held to recognise a capital gain through the sale of the asset. Movements in the carrying amount are recognised in other comprehensive income except for the recognition of impairment, interest income and foreign exchange gains or losses which are recognised in the income statement. On derecognition, the cumulative gain or loss recognised in other comprehensive income is reclassified from equity to the income statement. Interest income is included in finance income using the effective interest rate method.
(iii) Fair value through profit or loss
Assets that do not meet the criteria for either amortised cost or fair value through other comprehensive income are measured as fair value through profit or loss.
Related transaction costs are expensed as incurred. Unless they form part of a hedging relationship, these assets are held at fair value, with changes being recognised in the income statement. Interest income from these assets is included within finance income.

Equity instruments
Equity instruments
The Group subsequently measures all equity instruments at fair value. Where the Group has elected to present fair value gains and losses on equity investments in other comprehensive income, there is no subsequent reclassification of fair value gains or losses to profit or loss. Dividends from these investments continue to be recognised in the income statement.

Impairment of financial assets
Impairment of financial assets
Financial instruments classified as amortised cost and debt instruments classified as fair value through other comprehensive income are assessed for impairment.
The Group assesses the probability of default of an asset at initial recognition and then whether there has been a significant increase in credit risk on an ongoing basis.
To assess whether there is a significant increase in credit risk, the Group compares the risk of a default occurring on the asset as at the reporting date with the risk of default as at the date of initial recognition. It considers available reasonable and supportive forward-looking information. Macroeconomic information (such as market interest rates or growth rates) is also considered.
Financial assets are written off when there is no reasonable expectation of recovery, such as a debtor failing to engage in a repayment plan with the company.
Impairment losses on assets classified as amortised cost are recognised in the income statement. When a later event causes the impairment losses to decrease, the reduction in impairment loss is also recognised in the income statement. Permanent impairment losses on debt instruments classified as fair value through other comprehensive income are recognised in the income statement.

Provisions

Provisions are recognised where a legal or constructive obligation exists at the balance sheet date, as a result of a past event, where the amount of the obligation can be reliably estimated and where the outflow of economic benefit is probable.

Commitments and contingent liabilities

Lease commitments are the future cash outflows from the lease contracts which are not recorded in the measurement of lease liabilities. These include potential future payments related to leases of low-value assets, leases which are less than 12 months, variable leases, extension and termination options and leases not yet commenced but which we have committed to.

Contingent liabilities are either possible obligations that will probably not require a transfer of economic benefits, or present obligations that may, but probably will not, require a transfer of economic benefits. It is not appropriate to make provisions for contingent liabilities, but there is a chance that they will result in an obligation in the future. Assessing the amount of liabilities that are not probable is highly judgemental, so contingent liabilities are disclosed on the basis of the known maximum exposure or are unquantified where the financial impact cannot be reliably measured.

Acquisitions and disposals
Business combinations are accounted for using the acquisition accounting method as at the acquisition date, which is the date at which control is transferred to the Group.
Goodwill is measured at the acquisition date as the fair value of consideration transferred, plus non-controlling interests and the fair value of any previously held equity interests less the net recognised amount (which is generally fair value) of the identifiable assets and liabilities assumed. Goodwill is subject to an annual review for impairment (or more frequently if necessary) in accordance with our accounting policies. Any impairment is charged to the income statement as it arises. Detailed information relating to goodwill is provided in note 9 on pages 152 to 154.
Non-controlling interests are valued based on the proportion of net assets of the acquired company at the date of acquisition.
Transaction costs are expensed as incurred.
Changes in ownership that do not result in a change of control are accounted for as equity transactions and therefore do not have any impact on goodwill. The difference between consideration and the non-controlling share of net assets acquired is recognised within equity.

Related party transactions

A related party is a person or entity that is related to the Group. These include both people and entities that have, or are subject to, the influence or control of the Group.

Events after the balance sheet date
Where events occurring after the balance sheet date provide evidence of conditions that existed at the end of the reporting period, the impact of these events is adjusted within the financial statements. Otherwise, events after the balance sheet date of a material size or nature are disclosed below.